Convertible Notes	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Convertible Notes
Convertible Notes
9.	Convertible Notes

As of December 31, 2019 and June 30, 2019, the balance owing on convertible notes, net of debt discount, with terms as described below was $1,378,221 and $1,046,909, respectively.

Convertible notes issued as of September 30, 2019 were as follows:

Convertible note 1: On August 24, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of December 31, 2019, the note is in default.

Convertible note 2: On September 18, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of December 31, 2019, the note is in default.

Convertible note 3: On December 21, 2012, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of December 31, 2019, the note is in default.

Convertible note 4: On March 1, 2017, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has been purchased by other investor in total amount of $156,067 with a term of nine (9) months with an interest rate of 10% and is convertible to common shares at a 45% discount to the then current market price of our shares. As of December 31, 2019, the remaining balance of note was $60,751.

Convertible note 5: On May 17, 2017, the Company entered a convertible promissory note with an investor for a total amount of $1,375,000 (after $10,000 legal and due diligence fee) with an OID of $125,000, the note will be fulfilled through a series of funding. The note is due 12 months after each funding date and bears an interest rate of 10%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. In connection with the note, the investor will also receive warrants and is calculated based on 15% of the maturity amount. The warrants have a life of four years with exercise price of $0.15 per share and have cashless exercise option. During the three months ended September 30, 2019, the holder exercised 1,766,544 cashless warrant shares into 28,381,818 shares of the Company’s common stock. On September 23, 2019, the remaining warrant shares were settled by exchange $200,000 convertible note with interest of 10% per annum, due on September 23, 2020, with conversion price of 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the original principal balance has been fully converted, the remaining default charge balance of the note was $250,000, and the new convertible note balance was $200,000.

Convertible note 6: On September 20, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $267,500 (includes $5,000 legal fee and an OID of $12,500). The note is due 360 days and bears an interest rate of 8%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the principal balance of 245,000 has been fully converted into the Company’s common stock.

Convertible note 7: On November 1, 2018, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 8: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 9: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $40,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 10: On December 3, 2018, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 11: On December 26, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $5,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 45% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully converted.

Convertible note 12: On January 8, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $105,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 35% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully converted.

Convertible note 13: On January 22, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, the note has been fully converted.

Convertible note 14: On January 24, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $53,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 35% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, the note has been fully converted.

Convertible note 15: On February 26, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, the note has been fully converted.

Convertible note 16: On March 4, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $7,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully converted.

Convertible note 17: On April 2, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully repaid by cash.

Convertible note 18: On April 4, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully converted.

Convertible note 19: On May 2, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully repaid by cash.

Convertible note 20: On May 7, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,500 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully repaid by cash.

Convertible note 21: On May 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully repaid by cash.

Convertible note 22: On June 12, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,500 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully repaid by cash.

Convertible note 23: On July 3, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% discount of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date.

 Convertible note 24: On July 30, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $162,000 (includes $7,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% discount of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 25: On August 14, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $153,000 (includes $3,000 OID). The note is due 360 days and bear an interest rate of 10%. The conversion price for the note is 65% of the average of lowest two closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 26: On August 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $275,000 (includes $37,500 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 27: On August 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $275,000 (includes $25,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 28: On September 23, 2019, the Company entered a warrant settlement agreement to exchange convertible promissory note for a total amount of $200,000. The note is due 360 days and bear an interest rate of 10%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of December 31, 2019, the note has been fully settled by $127,321 of cash and 18,181,818 shares of common stock.

Convertible note 29: On September 27, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $165,000 (includes $16,250 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 30: On September 27, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $165,000 (includes $16,250 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 31: On October 28, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $225,500 (includes $23,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 32: On October 28, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $225,500 (includes $23,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 33: On November 14, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $3,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the average three lowest closing bid for the 10 consecutive trading days prior to the conversion date.

Convertible note 34: On November 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,150 (includes $11,150 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 35: On November 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,150 (includes $11,150 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 36: On December 10, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,700 (includes $11,700 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 37: On December 10, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $106,700 (includes $11,700 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 38: On December 27, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $112,200 (includes $12,200 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 60% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 39: On October 31, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $139,301. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is $0.008 per share.

Convertible note 40: On November 1, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is $0.008 per share.

In connection with the convertible debt, debt discount balance as of December 31, 2019 and June 30, 2019 were $2,015,634 and $1,189,341, respectively, and were being amortized and recorded as interest expenses over the term of the convertible debt.

8. Convertible Notes

As of June 30, 2019 and June 30, 2018, the balance owing on convertible notes, net of debt discount, with terms as described below was $1,046,909 and $2,399,941, respectively.

Convertible notes issued prior to the year ended June 30, 2017 were as follows:

Convertible note 1: On August 24, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2019, the note is in default.

Convertible note 2: On September 18, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2019, the note is in default.

Convertible note 3: On December 21, 2012, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2019, the note is in default.

Convertible note 4: On December 19, 2016, the Company entered into a convertible promissory note with an accredited investor for $20,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount. As of June 30, 2019, the note has been fully converted.

Convertible note 5: On January 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 6: On January 20, 2017, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 7: On February 8, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 8: On February 24, 2017, the Company entered into a convertible promissory note with an accredited investor for $66,023. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 9: On February 9, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 10: On February 28, 2017, the Company entered into a convertible promissory note with an accredited investor for $75,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount. As of June 30, 2019, the note has been fully converted.

Convertible note 11: On March 1, 2017, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has been purchased by other investor in total amount of $156,067 with a term of nine (9) months with an interest rate of 10% and is convertible to common shares at a 45% discount to the then current market price of our shares. As of June 30, 2019, the Company converted $63,567 and the remaining balance of note was $60,751.

Convertible note 12: On March 23, 2017, the Company entered into a convertible promissory note with an accredited investor for $70,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 13: On February 16, 2017, the Company entered into a convertible promissory note with an accredited investor for $30,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 14: On March 31, 2017, the Company entered into a convertible promissory note with an accredited investor for $200,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2019, the note has been fully converted.

Convertible note 15 & 16: On May 17, 2017, the Company entered a convertible promissory note with an investor for a total amount of $1,375,000 (after $10,000 legal and due diligence fee) with an OID of $125,000, the note will be fulfilled through a series of funding. The note is due 12 months after each funding date and bears an interest rate of 10%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. In connection with the note, the investor will also receive warrants and is calculated based on 15% of the maturity amount. The warrants have a life of four years with exercise price of $0.15 per share and have cashless exercise option. The Company had outstanding balance of $921,004 as of the year ended June 30, 2018. The fair value of the warrants was $40,400 as of June 30, 2018. During the year ended June 30, 2019, the principal balance has been fully converted, the remaining default charge balance of the note was $250,000 as of June 30, 2019 and the fair value of the warrant liability was $5,555. As of June 30, 2019, the note is in default and bears a default interest rate of 22% per annum.

Convertible notes issued during the year ended June 30, 2018 were as follows:

Convertible note 17: On July 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $164,900. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.025. As of June 30, 2019, the note has been fully converted.

Convertible note 18: On August 3, 2017, the Company entered into a convertible promissory note with an accredited investor for $150,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 45% discount to average of 3 lowest trading price during last 20 trading days. As of June 30, 2019, the note has been fully converted.

Convertible note 19: On August 22, 2017, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount of average two lowest price of last 20 trading days prices. As of June 30, 2019, the note has been fully converted.

Convertible note 20: On September 15, 2017, the Company entered into a convertible promissory note with an accredited investor for $150,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 45% discount to average of 3 lowest trading price during last 20 trading days. As of June 30, 2019, the note has been fully converted.

Convertible note 21: On September 26, 2017, the Company entered into a convertible promissory note with an accredited investor for $15,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount of average two lowest price of last 20 trading days prices. As of June 30, 2019, the note has been fully converted.

Convertible note 22: On December 7, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.05. As of June 30, 2019, the note has been fully converted.

Convertible notes issued during the year ended June 30, 2019 were as follows:

Convertible note 23: On September 20, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $267,500 (includes $5,000 legal fee and an OID of $12,500). The note is due 360 days and bears an interest rate of 8%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. During the year ended June 30, 2019, the principal balance of 205,000 has been converted into the Company’s common stock, and the remaining balance of the note was $62,500 as of June 30, 2019.

Convertible note 24: On October 5, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $5,000 OID). The note is due 360 days and bears an interest rate of 8%. The conversion price for the note is 45% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date. As of June 30, 2019, the note has been fully converted.

Convertible note 25: On November 1, 2018, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 26: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 27: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $40,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 28: On December 3, 2018, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 29: On December 26, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $5,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 45% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date. During the year ended June 30, 2019, the principal balance of 100,000 has been converted into the Company’s common stock, and the remaining balance of the note was $150,000 as of June 30, 2019.

Convertible note 30: On January 8, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $105,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 35% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 31: On January 22, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 32: On January 24, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $53,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 35% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 33: On February 26, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 34: On March 4, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $7,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 35: On April 2, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date.

Convertible note 36: On April 4, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 37: On May 2, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date.

Convertible note 38: On May 7, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,500 OID). The note is due 360 days and bear an interest rate of

8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 39: On May 29, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 40% of average three lowest closing bid for the 10 consecutive trading days prior to the conversion date.

Convertible note 40: On June 12, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $125,000 (includes $2,500 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 58% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

As of the year ended June 30, 2019, the Company’s convertible notes consisted of following:

Balance at 06.30.2018	Addition/(Repayment)	Conversion in principal	# of Shares Issued	Balance at 6.30.2019	Due Date	Interest Rate	Conversion Terms
$25,000.00	$—	$—	—	$25,000.00	2/24/2013	14%	75% of the average of 30 days prior to the conversion date.
25,000	—	—	—	25,000	3/18/2013	14%	75% of the average of 30 days prior to the conversion date.
100,000	—	—	—	100,000	6/21/2013	14%	75% of the average of 30 days prior to the conversion date.
20,000	—	20,000	1,160,391	—	7/17/2017	10%	40% discount of average price of last 20 trading days prices
25,000	—	25,000	1,426,674	—	7/17/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	50,000	2,931,188	—	8/8/2017	8%	40% discount of average two lowest price of last 20 trading days prices
80,000	—	80,000	4,530,846	—	7/20/2017	8%	40% discount of average two lowest price of last 20 trading days prices
66,023	—	66,023	3,712,324	—	8/24/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	50,000	2,390,805	—	8/9/2017	8%	40% discount of average two lowest price of last 20 trading days prices
75,000	—	75,000	4,378,547	—	7/31/2017	8%	40% discount of average two lowest price of last 20 trading days prices
124,318	—	63,567	3,919,404	60,751	12/1/2017	10%	45% discount of lowest price of last 20 trading days prices
70,000	—	70,000	4,067,072	—	9/23/2017	8%	40% discount of average two lowest price of last 20 trading days prices
30,000	—	30,000	1,500,010	—	8/16/2017	8%	Greater of 40% discount to average of 3 lowest trading price during last 20 trading days or $.05
200,000	—	200,000	11,557,652	—	9/30/2017	8%	40% discount of average two lowest price of last 20 trading days prices
921,004	—	671,004	31,483,740	250,000	5/12/2018	22%	45% discount of lowest price of last 20 trading days prices
150,000	—	150,000	3,745,330	—	5/3/2018	10%	45% discount to average of 3 lowest trading price during last 20 trading days
150,000	—	150,000	3,744,005	—	6/15/2018	10%	42% discount to average of 3 lowest trading price during last 20 trading days
164,900	—	164,900	6,596,000	—	7/17/2018	8%	The conversion price shall be $0.025 per share
35,000	—	35,000	691,184	—	8/22/2018	8%	40% discount of average two lowest price of last 20 trading days prices
15,000	—	15,000	294,114	—	9/26/2018	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	50,000	1,000,000	—	12/7/2018	8%	The conversion price shall be $0.05 per share
—	267,500	205,000	10,785,299	62,500	9/15/2019	8%	55% discount of lowest price of last 20 trading days prices
—	250,000	250,000	13,453,675	—	10/5/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	100,000	—		100,000	10/31/2019	8%	The conversion price shall be $0.07 per share
—	80,000	—		80,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	40,000	—		40,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	35,000	—		35,000	12/2/2019	8%	The conversion price shall be $0.07 per share
—	250,000	100,000	7,964,002	150,000	12/26/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	105,000	—		105,000	1/8/2020	8%	35% discount to average of 2 lowest trading price during last 20 trading days
—	100,000	—		100,000	1/22/2020	8%	42% discount to average of 3 lowest trading price during last 20 trading days
—	53,000	—		53,000	1/24/2020	8%	35% discount to average of 2 lowest trading price during last 20 trading days
—	100,000	—		100,000	2/26/2020	8%	42% discount to average of 3 lowest trading price during last 20 trading days
—	250,000	—		250,000	3/4/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
—	100,000	—		100,000	4/2/2020	8%	40% discount to average 3 lowest trading prices during 10 days prior conversion date
—	100,000	—		100,000	4/4/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
—	125,000	—		125,000	5/2/2020	8%	40% discount to average 3 lowest trading prices during 10 days prior conversion date
—	125,000	—		125,000	5/7/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
—	125,000	—		125,000	5/29/2020	8%	40% discount to average 3 lowest trading prices during 10 days prior conversion date
—	125,000	—		125,000	6/12/2020	8%	58% discount to average 2 lowest trading prices during 20 days prior conversion date
$2,426,245	$2,330,500	$2,520,494	$121,332,262	$2,236,251

As of the year ended June 30, 2019, the Company’s debt discount consisted of following:

Date of	Due Date	Related Debt Discount	Amortization in 06/30/2018	Debt Discount Balance 06/30/18	Total Amortization in 06/30/2019	Debt Discount Balance 06/30/2019
8/22/2017	8/22/2018	$35,000	$29,918	$5,082	$5,082	$—
9/26/2017	9/26/2018	$15,000	$11,384	$3,616	$3,616	$—
7/17/2017	7/17/2018	$164,900	$160,445	$4,455	$4,455	$—
12/7/2017	12/7/2018	$30,000	$16,849	$13,151	$13,151	$—
9/20/2018	9/15/2019	$12,500	$—	$—	$9,826	$2,674
9/20/2018	9/15/2019	$250,000	$—	$—	$196,528	$53,472
10/5/2018	10/5/2019	$5,000	$—	$—	$5,000	$—
10/5/2018	10/5/2019	$245,000	$—	$—	$245,000	$—
11/1/2018	11/1/2019	$84,286	$—	$—	$55,652	$28,634
11/16/2018	11/16/2019	$36,571	$—	$—	$22,644	$13,927
11/16/2018	11/16/2019	$18,286	$—	$—	$11,322	$6,964
12/3/2018	12/3/2019	$10,000	$—	$—	$5,726	$4,274
12/26/2018	12/26/2019	$5,000	$—	$—	$2,548	$2,452
12/26/2018	12/26/2019	$245,000	$—	$—	$124,849	$120,151
1/8/2019	1/8/2020	$0	$—	$—	$43,653	$48,448
1/22/2019	1/22/2020	$0	$—	$—	$38,107	$49,371
1/22/2019	1/22/2020	$2,000	$—	$—	$871	$1,129
1/24/2019	1/24/2020	$0	$—	$—	$20,402	$27,030
2/26/2019	2/26/2020	$0	$—	$—	$32,854	$63,854
2/26/2019	2/26/2020	$2,000	$—	$—	$679	$1,321
3/4/2019	3/4/2020	$243,000	$—	$—	$78,344	$164,656
3/4/2019	3/4/2020	$7,000	$—	$—	$2,257	$4,743
4/2/2019	4/2/2020	$98,000	$—	$—	$23,831	$74,169
4/2/2019	4/2/2020	$2,000	$—	$—	$486	$1,514
4/4/2019	4/4/2020	$98,000	$—	$—	$23,295	$74,705
4/4/2019	4/4/2020	$2,000	$—	$—	$475	$1,525
5/2/2019	5/2/2020	$123,000	$—	$—	$19,828	$103,172
5/2/2019	5/2/2020	$2,000	$—	$—	$322	$1,678
5/7/2019	5/7/2020	$122,500	$—	$—	$18,074	$104,426
5/7/2019	5/7/2020	$2,500	$—	$—	$369	$2,131
5/29/2019	5/29/2020	$123,000	$—	$—	$10,754	$112,246
5/29/2019	5/29/2020	$2,000	$—	$—	$175	$1,825
6/12/2019	6/12/2020	$122,500	$—	$—	$6,025	$116,475
6/12/2019	6/12/2020	$2,500	$—	$—	$123	$2,377
Total:			$218,597	$26,303	$1,026,324	$1,189,341